Income tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income tax
Current income tax	$ (20,468)	$ (19,084)	$ 490
Deferred income tax	(4,415)	(50,027)	13,805
Total tax expense (income)	$ (24,883)	$ (69,111)	$ 14,295